SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

June 30, 2020 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 61.11%
Albania — 0.59%
110,000(a)	Albania Government International Bond, 3.50%, 6/16/27	$122,716

Angola — 1.48%
$ 375,000	Angolan Government International Bond, 8.00%, 11/26/29	307,337

Argentina — 2.80%
240,000(a)	Argentine Republic Government International Bond, 3.88%, 1/15/22	105,685
26,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	10,348
945,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	393,694
123,000	Argentine Republic Government International Bond, 6.88%, 1/26/27	49,143
63,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	24,348

		583,218

Bahamas — 1.72%
200,000	Bahamas Government International Bond, 5.75%, 1/16/24	179,700
200,000	Bahamas Government International Bond, 6.00%, 11/21/28	178,187

		357,887

Brazil — 1.71%
370,000	Brazilian Government International Bond, 3.88%, 6/12/30	356,592

Colombia — 1.91%
200,000	Colombia Government International Bond, 3.13%, 4/15/31	197,543
200,000	Colombia Government International Bond, 4.13%, 5/15/51	200,387

		397,930

Costa Rica — 0.86%
200,000	Costa Rica Government International Bond, 4.38%, 4/30/25	178,106

Croatia — 0.75%
140,000(a)	Croatia Government International Bond, 1.50%, 6/17/31	156,662

Dominican Republic — 4.05%
200,000	Dominican Republic International Bond, 4.50%, 1/30/30	180,248
195,000	Dominican Republic International Bond, 5.50%, 1/27/25	196,746
300,000	Dominican Republic International Bond, 6.40%, 6/5/49	273,000
188,333	Dominican Republic International Bond, 7.50%, 5/6/21	194,153

		844,147

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Ecuador — 2.77%
$ 400,000	Ecuador Government International Bond, 7.78%, 1/23/28	$163,200
300,000	Ecuador Government International Bond, 8.75%, 6/2/23	136,755
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	83,020
400,000	Ecuador Government International Bond, 10.75%, 3/28/22	193,933

		576,908

Egypt — 0.94%
200,000	Egypt Government International Bond, 7.63%, 5/29/32	194,892

El Salvador — 0.41%
98,000	El Salvador Government International Bond, 7.65%, 6/15/35	84,574

Ghana — 1.24%
275,000	Ghana Government International Bond, 7.63%, 5/16/29	259,035

Hungary — 1.06%
200,000(a)	Hungary Government International Bond, 1.75%, 6/5/35	221,039

Indonesia — 0.98%
200,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50	204,141

Iraq — 1.66%
380,000	Iraq International Bond, 5.80%, 1/15/28	345,088

Israel — 1.11%
200,000	State of Israel, 3.80%, 5/13/60	231,142

Kenya — 1.95%
400,000	Kenya Government International Bond, 6.88%, 6/24/24	405,480

Lebanon — 0.71%
36,000	Lebanon Government International Bond, 5.80%, 4/14/20(b)	6,777
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(b)	11,715
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(b)	15,710
106,000	Lebanon Government International Bond, GMTN, 6.15%, 6/19/20(b)	19,875
370,000	Lebanon Government International Bond, GMTN, 6.38%, 1/1/25(b)	71,025
116,000	Lebanon Government International Bond, 8.25%, 4/12/21(b)	22,060
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(b)	801

		147,963

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Malaysia — 0.97%
800,000(c)	Malaysia Government Bond, 3.89%, 8/15/29	$201,670

Mexico — 0.99%
$ 200,000	Mexico Government International Bond, 4.50%, 1/31/50	205,914

Nigeria — 1.58%
350,000	Nigeria Government International Bond, 7.88%, 2/16/32	328,001

Oman — 0.50%
120,000	Oman Government International Bond, 6.75%, 1/17/48	103,481

Paraguay — 2.17%
200,000	Paraguay Government International Bond, 4.95%, 4/28/31	221,675
200,000	Paraguay Government International Bond, 5.40%, 3/30/50	231,200

		452,875

Peru — 0.92%
180,000	Peruvian Government International Bond, 2.84%, 6/20/30	192,477

Philippines — 1.25%
250,000	Philippine Government International Bond, 2.95%, 5/5/45	259,676

Qatar — 3.40%
200,000	Qatar Government International Bond, 4.40%, 4/16/50	247,362
350,000	Qatar Government International Bond, 4.82%, 3/14/49	460,354

		707,716

Romania — 0.84%
95,000(a)	Romanian Government International Bond, 2.12%, 7/16/31	101,210
67,000(a)	Romanian Government International Bond, 3.38%, 1/28/50	72,714

		173,924

Russia — 2.26%
200,000	Russian Foreign Bond - Eurobond, 4.25%, 6/23/27	223,501
200,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	247,113

		470,614

Saudi Arabia — 2.53%
200,000	Saudi Government International Bond, 3.75%, 1/21/55	203,792
280,000	Saudi Government International Bond, 4.50%, 4/22/60	322,157

		525,949

Serbia — 0.79%
140,000(a)	Serbia International Bond, 3.13%, 5/15/27	164,476

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

South Africa — 0.83%
$ 200,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	$173,473

Sri Lanka — 2.18%
240,000	Sri Lanka Government International Bond, 5.75%, 4/18/23	168,132
200,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	152,951
200,000	Sri Lanka Government International Bond, 6.13%, 6/3/25	133,227

		454,310

Trinidad & Tobago — 1.94%
400,000	Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	404,767

Tunisia — 2.33%
100,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	102,666
200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	184,902
195,000(a)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	197,878

		485,446

Ukraine — 2.62%
225,000	Ukraine Government International Bond, 0.00%, 5/31/40(d)	207,513
200,000	Ukraine Government International Bond, 7.75%, 9/1/23	209,019
125,000	Ukraine Government International Bond, 7.75%, 9/1/24	129,749

		546,281

United Arab Emirates — 1.00%
200,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49	207,583

Uruguay — 1.61%
262,599	Uruguay Government International Bond, 4.98%, 4/20/55	335,369

Uzbekistan — 1.05%
200,000	Republic of Uzbekistan Bond, 5.38%, 2/20/29	217,973

Venezuela — 0.09%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(b)	5,100
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(b)	4,428
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(b)	10,200

		19,728

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Zambia — 0.56%
$220,000	Zambia Government International Bond, 5.38%, 9/20/22	$117,603

Total Foreign Government Bonds		12,724,163

(Cost $13,011,292)

Corporate Bonds — 34.73%
Azerbaijan — 1.10%
200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	229,880

Brazil — 4.05%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	220,650
197,212	MV24 Capital BV, 6.75%, 6/1/34	187,746
225,000	Petrobras Global Finance BV, 6.75%, 6/3/50	231,413
205,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	203,826

		843,635

Chile — 2.14%
200,000	Corp. Nacional del Cobre de Chile, 3.75%, 1/15/31(e)	217,709
200,000	Empresa de Transporte de Pasajeros Metro SA, 4.70%, 5/7/50(e)	228,400

		446,109

China — 4.03%
200,000	China Evergrande Group, 11.50%, 1/22/23	188,298
200,000	China Evergrande Group, 12.00%, 1/22/24	182,408
220,000	CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29	237,665
200,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	231,037

		839,408

Ecuador — 0.99%
289,894	Petroamazonas EP, 4.63%, 12/6/21	205,100

Indonesia — 2.86%
200,000	Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(e)	223,940
380,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 6/30/50(e)	372,373

		596,313

Israel — 0.94%
177,816	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(e)	174,704
20,664	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(e)	20,328

		195,032

Kuwait — 1.03%
200,000	MEGlobal Canada ULC, 5.00%, 5/18/25(e)	215,353

Malaysia — 1.22%
200,000	Petronas Capital Ltd., 4.55%, 4/21/50(e)	253,180

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Principal Amount		Value

Mexico — 7.84%
$ 200,000	Mexico City Airport Trust, 5.50%, 7/31/47	$175,724
200,000	Petroleos Mexicanos, 5.95%, 1/28/31	164,945
86,000	Petroleos Mexicanos, 6.35%, 2/12/48	63,324
105,000	Petroleos Mexicanos, 6.50%, 3/13/27	95,545
270,000	Petroleos Mexicanos, 6.84%, 1/23/30	236,142
280,000	Petroleos Mexicanos, 6.88%, 8/4/26	263,623
281,000	Petroleos Mexicanos, 6.95%, 1/28/60	216,440
2,500,000(c)	Petroleos Mexicanos, 7.19%, 9/12/24	92,043
393,000	Petroleos Mexicanos, 7.69%, 1/23/50	324,854

		1,632,640

Peru — 1.02%
200,000	Lima Metro Line 2 Finance Ltd., 4.35%, 4/5/36	212,771

South Africa — 2.92%
205,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	204,690
200,000	Gold Fields Orogen Holdings BVI Ltd., 4.88%, 10/7/20	200,400
200,000	Stillwater Mining Co., 6.13%, 6/27/22	201,960

		607,050

Trinidad & Tobago — 0.90%
200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27	187,400

United Arab Emirates — 2.92%
310,000	MDGH - GMTN BV, 3.70%, 11/7/49	328,078
280,000	Sharjah Sukuk Program Ltd., 2.94%, 6/10/27	279,282

		607,360

United States — 0.62%
200,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(f)	129,000

Venezuela — 0.15%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(b)	4,166
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20	26,000

		30,166

Total Corporate Bonds		7,230,397

(Cost $7,443,522)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Contracts		Value

Put Options Purchased — 0.03%
700,000	IRS-USD SWAP, Strike Price USD 1.825%, Expires 05/23/22, Notional Amount $1,277,500	$5,584
1	S & P 500 Index, Strike Price USD 2,700.00, Expires 07/17/20, Notional Amount $270,000	615

Total Put Options Purchased		6,199

(Cost $11,319)

Shares
Investment Company — 0.77%
160,925	U.S. Government Money Market Fund, RBC Institutional Class 1 (g)	160,925

Total Investment Company		160,925

(Cost $160,925)

Total Investments		$20,121,684
(Cost $20,627,058) — 96.64%
Other assets in excess of liabilities — 3.36%		698,554

NET ASSETS — 100.00%		$20,820,238

(a)	Principal amount denoted in Euros.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(g)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Foreign currency exchange contracts as of June 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	200,000	USD	223,560	Citibank N.A.	8/13/20	$1,358
INR	3,799,625	USD	50,000	Citibank N.A.	8/13/20	70
INR	7,599,500	USD	100,000	Citibank N.A.	8/13/20	144
USD	51,546	MYR	220,825	BNP Paribas	8/13/20	130
USD	51,937	EUR	46,000	Citibank N.A.	8/13/20	206
USD	107,339	EUR	95,000	Citibank N.A.	8/13/20	503
USD	40,000	MXN	913,117	Citibank N.A.	8/13/20	507
USD	99,728	RUB	7,019,300	Citibank N.A.	8/13/20	1,634
USD	119,190	MYR	511,144	Deutsche Bank AG	8/13/20	175
USD	29,264	MYR	125,409	HSBC Bank Plc	8/13/20	64

						$4,791

COP	457,543,997	USD	126,265	Citibank N.A.	8/13/20	$(4,972)
EUR	28,000	USD	31,777	Citibank N.A.	8/13/20	(288)
MXN	3,313,411	USD	150,000	Citibank N.A.	8/13/20	(6,694)
PEN	744,219	USD	210,000	Citibank N.A.	8/13/20	(32)
RUB	7,019,300	USD	100,000	Citibank N.A.	8/13/20	(1,906)
USD	135,913	COP	536,787,195	Citibank N.A.	8/13/20	(6,387)
USD	280,428	EUR	250,000	Citibank N.A.	8/13/20	(720)
USD	736,474	EUR	682,000	Citibank N.A.	8/13/20	(30,497)
USD	288,740	EUR	258,000	Citibank N.A.	8/13/20	(1,404)
USD	50,000	INR	3,821,050	Citibank N.A.	8/13/20	(352)
USD	96,914	MXN	2,344,212	Citibank N.A.	8/13/20	(4,474)
USD	678,194	OMR	263,275	HSBC Bank Plc	10/28/20	(2,612)

						$(60,338)

Total						$(55,547)

Options written as of June 30, 2020:

Contracts	Put Options	Notional Amount		Value
(1)	S & P 500 Index, Strike Price USD 2,500.00, Expires 07/17/20	USD	(250,000)	$(265)
(700,000)	IRS-USD SWAP, Strike Price USD 2.825%, Expires 05/23/22	USD	(1,977,500)	(1,285)

Total (Premiums received $(3,945))				$(1,550)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Financial futures contracts as of June 30, 2020:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	2	September 2020	$(7,658)	EUR $	396,639	Citigroup Global Markets Inc.

Total			$(7,658)

Interest rate swaps as of June 30, 2020:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
4.09%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	2,118	$1,324
4.12%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	2,116	1,692
4.14%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/2/23	BRL	1,782	1,494
7.38%	BRL-JPMLDN	Expiration	Citigroup Global Markets Inc.	1/4/27	BRL	578	7,691
7.38%	BRL-GSLDN	Expiration	Citigroup Global Markets Inc.	1/4/27	BRL	578	7,654
7.40%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/4/27	BRL	299	4,049
7.40%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/4/27	BRL	277	3,757
5.95%	MXN-GSLDN	Expiration	Citigroup Global Markets Inc.	8/1/30	MXN	316	281
5.86%	MXN-HSBCLDN	Expiration	Citigroup Global Markets Inc.	8/1/30	MXN	270	164
5.02%	RUB-MSDWLDN	Expiration	Morgan Stanley & Co. International plc	8/13/23	RUB	25,000	1,435

							$29,541

3.01%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/3/22	BRL	2,240	(707)
3.01%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/3/22	BRL	2,240	(663)
3.07%	BRL-HSBCLDN	Expiration	Citigroup Global Markets Inc.	1/3/22	BRL	1,885	(5,227)
5.10%	MXN-BBVA	Expiration	Citigroup Global Markets Inc.	8/7/25	MXN	2,214	(1,135)

							$(7,732)

Total							$21,809

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Credit default swaps buy protection as of June 30, 2020:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank Plc	12/20/20	USD	84	$640	$1,606	$2,246
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank Plc	12/20/20	USD	71	428	1,471	1,898
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank Plc	12/20/20	USD	70	422	1,450	1,872
1.00%	SOAF Government International Bond	Quarterly	JP Morgan Chase Bank	6/20/25	USD	600	80,274	(24,142)	56,132
1.00%	SOAF Government International Bond	Quarterly	Barclays Bank Plc	6/20/25	USD	94	11,489	(2,695)	8,794
1.00%	SOAF Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	118	14,188	(3,149)	11,039
1.00%	SOAF Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	97	11,470	(2,396)	9,075
1.00%	SOAF Government International Bond	Quarterly	Citibank N.A.	6/20/25	USD	91	10,652	(2,139)	8,513
1.00%	Markit CDX Emerging Markets Index, Series 33	Quarterly	Citigroup Global Markets Inc.	6/20/25	USD	210	7,143	2,655	9,798
1.00%	Markit CDX Emerging Markets Index, Series 33	Quarterly	Citigroup Global Markets Inc.	6/20/25	USD	418	18,706	796	19,502

Total							$155,412	$(26,543)	$128,869

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2020 (Unaudited)

Credit default swaps sell protection as of June 30, 2020:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/25	.0605	USD555	$(107,967)	$15,351	$(92,616)

Total							$(107,967)	$15,351	$(92,616)

Abbreviations used are defined below:

BRL - Brazilian Real

COP - Colombian Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

INR - Indian Rupee

MTN - Medium Term Note

MXN - Mexican Peso

MYR - Malaysian Ringgit

OMR - Omani Rial

PEN - Peruvian Nuevo Sol

RUB - Russian Ruble

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Foreign Government Bonds	61.11%
Energy	13.49%
Basic Materials	7.32%
Utilities	4.74%
Industrial	4.48%
Financial	3.36%
Government	1.34%
Other	4.16%

100.00%